Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Credit Quality) (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025	Jul. 31, 2025
Loans To Business And Government [Line Items]
Loans	$ 999,918	$ 961,989
Allowance for loan losses	8,508	8,689	$ 8,682
Total loans, net of allowance	991,410	953,300
Business And Government [Member]
Loans To Business And Government [Line Items]
Loans at amortized cost	373,421	345,943
Loans at FVOCI	374	288
Loans	373,795	346,231
Allowance for loan losses	3,629	3,847
Total loans, net of allowance	$ 370,166	$ 342,384